EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2021	$10,051	$-	$1	$10,052

Costs incurred during 2021:
Drilling and exploration	1,047	-	-	1,047
Assessments and taxes	68	-	-	68
Effect of movements in exchange rates	3	-	-	3
Option income	(117)	-	-	(117)

Balance, December 31, 2021	$11,052	$-	$1	$11,053
Costs incurred during 2022:
Acquisition costs - Note 4	-	33,449	-	33,449
Drilling and exploration	123	-	-	123
Assessments and taxes	71	-	-	71
Effect of movements in exchange rates	14	-	-	14
Option income	(25)	-	-	(25)

Balance, March 31, 2022	$11,235	$33,449	$1	$44,685